Contents of Significant Accounts - Details of Long-term Loans (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 33,902,074		$ 30,826,215
Less: Administrative expenses from syndicated loans	0		(1,842)
Less: Current portion	(4,701,775)		(2,622,161)
Total	29,200,299	$ 976,272	28,204,054
Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 33,902,074		$ 30,828,057
Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rates applied	0.55%	0.55%	0.99%	0.99%
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rates applied	5.56%	5.56%	5.56%	4.66%
Secured long-term loan from mega international commercial bank (1) [member]
Disclosure of detailed information about borrowings [line items]
Redemption	Effective July 3, 2017 to July 5, 2021. Interest-only payment for the first year. Principal is repaid in 17 quarterly payments with monthly interest payments.
Secured long-term loan from mega international commercial bank (1) [member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 3,827		$ 6,013
Secured long-term loan from mega international commercial bank (2) [member]
Disclosure of detailed information about borrowings [line items]
Redemption	Effective October 24, 2019 to October 24, 2024. Interest-only payment for the first year. Principal is repaid in 17 quarterly payments with monthly interest payments.
Secured long-term loan from mega international commercial bank (2) [member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 10,380		0
Secured long-term loan from Taiwan cooperative bank (1) [member]
Disclosure of detailed information about borrowings [line items]
Redemption	Effective August 10, 2015 to August 10, 2020. Interest-only payment for the first year. Principal is repaid in 17 quarterly payments with monthly interest payments.
Secured long-term loan from Taiwan cooperative bank (1) [member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 1,288		3,006
Secured long-term loan from Taiwan cooperative bank (2) [member]
Disclosure of detailed information about borrowings [line items]
Redemption	Effective October 19, 2015 to October 19, 2025. Interest-only payment for the first year. Principal is repaid in 37 quarterly payments with monthly interest payments.
Secured long-term loan from Taiwan cooperative bank (2) [member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 71,351		83,243
Secured long-term loan from Taiwan cooperative bank (3) [member]
Disclosure of detailed information about borrowings [line items]
Redemption	Repayable monthly from May 31, 2019 to May 31, 2023 with monthly interest payments.
Secured long-term loan from Taiwan cooperative bank (3) [member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 29,896		0
Unsecured long-term loan from bank of Taiwan [member]
Disclosure of detailed information about borrowings [line items]
Redemption	Repayable quarterly from March 23, 2019 to December 23, 2021 with monthly interest payments.
Unsecured long-term loan from bank of Taiwan [member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 0		1,000,000
Unsecured syndicated loans from bank of Taiwan and 7 others [member]
Disclosure of detailed information about borrowings [line items]
Redemption	Repayable semi-annually from February 6, 2017 to February 6, 2020 with monthly interest payments.
Unsecured syndicated loans from bank of Taiwan and 7 others [member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 0		747,900
Unsecured long-term loan from CTBC bank [member]
Disclosure of detailed information about borrowings [line items]
Redemption	Effective January 10, 2019 to September 30, 2021. Interest-only payment for the first and nine months. Principal is repaid in full at the end of the term with monthly interest payments.
Unsecured long-term loan from CTBC bank [member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 747,900		0
Secured syndicated loans from China development bank and 6 others [member]
Disclosure of detailed information about borrowings [line items]
Redemption	Effective October 20, 2016 to October 20, 2024. Interest-only payment for the first and the second year. Principal is repaid in 13 semi-annual payments with semi-annual interest payments.
Secured syndicated loans from China development bank and 6 others [member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 26,892,457		28,987,895
Unsecured Long-Term Loan from ICBC Bank [member]
Disclosure of detailed information about borrowings [line items]
Redemption	Repayable semi-annually from March 10, 2020 to September 9, 2021 with quarterly interest payments.
Unsecured Long-Term Loan from ICBC Bank [member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 1,744,975		0
Unsecured Revolving Loan from Chang Hwa Commercial Bank (Note B) [member]
Disclosure of detailed information about borrowings [line items]
Redemption	Repayable quarterly from January 26, 2021 to October 26, 2022 with monthly interest payments.
Unsecured Revolving Loan from Chang Hwa Commercial Bank (Note B) [member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 2,400,000		0
Unsecured Revolving Loan from Mega International Commercial Bank (Note A) [member]
Disclosure of detailed information about borrowings [line items]
Redemption	Repayable semi-annually from October 16, 2020 to April 16, 2022 with monthly interest payments.
Unsecured Revolving Loan from Mega International Commercial Bank (Note A) [member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 2,000,000		$ 0